PENSION AND EMPLOYEE FUTURE BENEFITS (Details - Defined benefit obligations) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension plans
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	$ 157	$ 172	$ 158	$ 124
Current service cost		3	3	3
Past service cost (recovery)		0	(1)	0
Interest expense		7	7	7
Remeasurement losses (gains)
Actuarial changes arising from changes in demographic assumptions		(1)	1	(1)
Actuarial changes arising from changes in financial assumptions		(9)	7	5
Experience adjustments		1	0	0
Benefits paid		(9)	(7)	(8)
Business combination		0	0	25
Exchange differences		(7)	4	3
Balance, end of year		157	172	158
Employer contribution	10
Non-pension benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	$ 53	57	53	35
Current service cost		2	1	1
Past service cost (recovery)		0	0	0
Interest expense		3	3	3
Remeasurement losses (gains)
Actuarial changes arising from changes in demographic assumptions		0	(2)	(1)
Actuarial changes arising from changes in financial assumptions		(4)	3	1
Experience adjustments		(1)	1	0
Benefits paid		(2)	(2)	(2)
Business combination		0	0	14
Exchange differences		(2)	0	2
Balance, end of year		$ 53	$ 57	$ 53